AB High Yield Portfolio

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 65.9%
Industrial – 60.7%
Basic – 3.9%
Arconic Corp. 6.125%, 02/15/2028(a)	U.S.$	11	$10,602
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		170	145,184
7.50%, 09/30/2029(a)		17	12,304
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		16	15,771
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,605
Constellium SE 3.125%, 07/15/2029(a)	EUR	166	149,534
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	7	6,830
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		29	26,335
Element Solutions, Inc. 3.875%, 09/01/2028(a)		110	97,278
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		5	3,332
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		145	127,949
6.125%, 04/15/2032(a)		180	175,557
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		119	104,536
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		23	20,072
4.75%, 07/15/2027(a)		28	26,940
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	200	187,732
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		100	93,665
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	30	26,393
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (b)		39	27,993
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		98	87,403
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (b)		97	71,697
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c) (d) (e) (f) (g)		60	0
Monitchem HoldCo 3 SA 5.25%, 03/15/2025(a)	EUR	207	218,289

	Principal Amount (000)		U.S. $ Value

Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026(h)	EUR	100	$104,117
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)	U.S.$	431	397,685
Sealed Air Corp. 5.50%, 09/15/2025(a)		33	32,835
6.125%, 02/01/2028(a)		53	53,494
6.875%, 07/15/2033(a)		99	102,962
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		158	147,416
5.625%, 08/15/2029(a)		261	217,404

			2,696,914

Capital Goods – 4.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (b)	EUR	120	98,514
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(a)		100	84,296
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	200	182,568
5.25%, 08/15/2027(a)		200	164,877
Ball Corp. 2.875%, 08/15/2030		182	149,546
Bombardier, Inc. 6.00%, 02/15/2028(a)		3	2,848
7.875%, 04/15/2027(a)		173	172,997
Chart Industries, Inc. 7.50%, 01/01/2030(a)		41	41,882
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		16	15,434
5.125%, 07/15/2029(a)		11	10,583
6.375%, 02/01/2031(a)		68	69,270
Crown Americas LLC 5.25%, 04/01/2030		31	29,837
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	20,888
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		101	97,255
EnerSys 4.375%, 12/15/2027(a)		80	73,900
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		34	33,484
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		28	24,940
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		18	18,979
Griffon Corp. 5.75%, 03/01/2028		39	36,926

	Principal Amount (000)		U.S. $ Value

Harsco Corp. 5.75%, 07/31/2027(a)	U.S.$	151	$127,704
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		6	5,310
LSB Industries, Inc. 6.25%, 10/15/2028(a)		52	46,856
Madison IAQ LLC 5.875%, 06/30/2029(a)		263	211,304
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		13	11,607
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	105,760
Stericycle, Inc. 3.875%, 01/15/2029(a)	U.S.$	55	48,877
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		20	20,296
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	100	98,429
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	150	135,407
4.875%, 05/01/2029		84	75,970
6.25%, 03/15/2026(a)		243	242,910
6.375%, 06/15/2026		79	78,015
8.00%, 12/15/2025(a)		61	62,257
Triumph Group, Inc. 6.25%, 09/15/2024(a)		258	249,392
7.75%, 08/15/2025		23	19,567
8.875%, 06/01/2024(a)		28	28,534
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		14	14,223
7.25%, 06/15/2028(a)		107	110,051

			3,021,493

Communications - Media – 8.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		106	80,613
Altice Financing SA 5.00%, 01/15/2028(a)		228	193,309
AMC Networks, Inc. 4.25%, 02/15/2029		298	182,876
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		100	84,258
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	41,644
4.25%, 01/15/2034(a)		482	376,736
4.50%, 08/15/2030(a)		235	200,921
4.50%, 06/01/2033(a)		53	43,065
4.75%, 03/01/2030(a)		40	34,978
5.00%, 02/01/2028(a)		193	180,149
5.125%, 05/01/2027(a)		295	281,108
6.375%, 09/01/2029(a)		66	63,678
7.375%, 03/01/2031(a)		169	168,782

	Principal Amount (000)		U.S. $ Value

Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)	U.S.$	88	$80,161
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	145,083
4.50%, 11/15/2031(a)		200	147,349
4.625%, 12/01/2030(a)		516	305,148
7.50%, 04/01/2028(a)		200	146,109
DISH DBS Corp. 5.25%, 12/01/2026(a)		218	187,840
5.75%, 12/01/2028(a)		263	215,704
5.875%, 11/15/2024		86	81,204
7.375%, 07/01/2028		71	51,045
7.75%, 07/01/2026		101	81,934
DISH Network Corp. 3.375%, 08/15/2026(i)		27	17,625
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		338	259,949
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		118	100,961
5.25%, 08/15/2027(a)		37	33,172
6.375%, 05/01/2026		5	4,895
8.375%, 05/01/2027		40	36,085
Lamar Media Corp. 4.875%, 01/15/2029		8	7,566
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		200	193,234
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		138	121,252
National CineMedia LLC 5.75%, 08/15/2026		21	467
5.875%, 04/15/2028(a)		60	15,461
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		101	86,922
4.625%, 03/15/2030(a)		11	9,451
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		214	163,920
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		79	62,809
5.125%, 02/15/2027(a)		9	7,982
5.50%, 03/01/2030(a)		344	274,321
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		338	278,101
4.00%, 07/15/2028(a)		83	73,782
4.125%, 07/01/2030(a)		111	95,124
5.50%, 07/01/2029(a)		24	22,503
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	100	97,833
Summer BidCo BV 9.00% (9.00% Cash or 9.75% PIK), 11/15/2025(a) (b)		157	127,908

	Principal Amount (000)		U.S. $ Value

TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	61	$57,446
Univision Communications, Inc. 4.50%, 05/01/2029(a)		71	61,075
7.375%, 06/30/2030(a)		150	147,047
Urban One, Inc. 7.375%, 02/01/2028(a)		54	48,758
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	100	85,395

			5,864,738

Communications - Telecommunications – 3.3%
Altice France SA/France 3.375%, 01/15/2028(a)		100	85,289
5.50%, 01/15/2028(a)	U.S.$	200	165,766
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		200	191,250
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		309	252,224
Embarq Corp. 7.995%, 06/01/2036		123	59,274
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	36,852
8.75%, 05/15/2030(a)		69	71,478
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		163	157,589
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(d) (e) (f)		158	0
8.50%, 10/15/2024(d) (e) (f) (g)		47	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	100	94,089
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)	U.S.$	180	131,743
4.25%, 07/01/2028(a)		134	106,158
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	142	141,650
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	76	72,404
Telecom Italia Capital SA 6.375%, 11/15/2033		90	76,209
7.20%, 07/18/2036		175	149,100
United Group BV 4.00%, 11/15/2027(a)	EUR	394	341,790
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	200	170,302

			2,303,167

Consumer Cyclical - Automotive – 4.7%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		108	104,018

	Principal Amount (000)		U.S. $ Value

Clarios Global LP/Clarios US Finance Co. 8.50%, 05/15/2027(a)	U.S.$	59	$58,823
Dana, Inc. 4.25%, 09/01/2030		20	16,958
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		338	313,010
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d) (e) (f) (g)		32	0
(First Lien) 11.00%, 10/31/2024(d) (e) (f) (g)		13	0
Ford Motor Co. 3.25%, 02/12/2032		162	128,642
4.75%, 01/15/2043		43	33,583
6.10%, 08/19/2032		307	301,244
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	178,488
4.00%, 11/13/2030		200	174,602
4.95%, 05/28/2027		200	191,961
5.113%, 05/03/2029		200	189,497
7.35%, 11/04/2027		206	216,037
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		153	134,931
IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(a) (b)	EUR	100	97,798
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (b)	U.S.$	200	184,928
Jaguar Land Rover Automotive PLC 4.50%, 01/15/2026(a)	EUR	110	110,367
4.50%, 10/01/2027(a)	U.S.$	200	165,743
Mclaren Finance PLC 7.50%, 08/01/2026(a)		200	147,336
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	68,845
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		130	96,433
Titan International, Inc. 7.00%, 04/30/2028		19	18,199
ZF Europe Finance BV 3.00%, 10/23/2029(a)	EUR	200	178,732
ZF Finance GmbH 2.25%, 05/03/2028(a)		100	90,162
2.75%, 05/25/2027(a)		100	95,646

			3,295,983

Consumer Cyclical - Entertainment – 3.4%
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	26	23,568
Carnival Corp. 4.00%, 08/01/2028(a)		220	189,655
5.75%, 03/01/2027(a)		195	161,850
9.875%, 08/01/2027(a)		78	80,145
10.50%, 02/01/2026(a)		260	271,375

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP 5.25%, 07/15/2029	U.S.$	15	$13,800
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		23	22,257
5.50%, 05/01/2025(a)		63	62,565
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		151	123,827
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	40,146
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	74,162
5.875%, 03/15/2026(a)		24	20,759
8.375%, 02/01/2028(a)		90	91,501
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		91	78,760
5.50%, 08/31/2026(a)		49	43,610
5.50%, 04/01/2028(a)		173	148,780
9.25%, 01/15/2029(a)		82	86,305
11.50%, 06/01/2025(a)		74	79,272
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		121	109,836
8.75%, 05/01/2025(a)		33	33,874
Six Flags Entertainment Corp. 4.875%, 07/31/2024(a)		117	114,499
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		28	28,156
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		16	13,644
7.00%, 02/15/2029(a)		79	68,735
13.00%, 05/15/2025(a)		148	157,012
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	24,801
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		241	212,098

			2,374,992

Consumer Cyclical - Other – 4.7%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		41	35,372
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%),, 02/15/2028(h)	EUR	113	121,925
Beazer Homes USA, Inc. 6.75%, 03/15/2025	U.S.$	28	27,677

	Principal Amount (000)		U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)	U.S.$	151	$134,552
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		115	112,620
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		239	238,105
7.00%, 02/15/2030(a)		65	66,236
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		105	98,229
Cirsa Finance International SARL 4.75%, 05/22/2025(a)	EUR	100	103,317
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)	U.S.$	26	20,083
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		21	18,989
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		223	200,751
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	36,751
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		320	267,686
4.875%, 01/15/2030		17	16,015
5.75%, 05/01/2028(a)		11	10,907
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		163	141,283
5.00%, 06/01/2029(a)		49	43,804
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		40	36,868
International Game Technology PLC 4.125%, 04/15/2026(a)		200	190,343
Mattamy Group Corp. 4.625%, 03/01/2030(a)		288	243,109
MGM Resorts International 4.75%, 10/15/2028		138	125,076
6.00%, 03/15/2023		33	33,018
6.75%, 05/01/2025		90	90,571
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	139	141,701
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)	U.S.$	20	14,538
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9	8,925
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		20	17,434
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	15,059

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)	U.S.$	61	$55,760
5.875%, 06/15/2027(a)		17	16,722
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	17,417
Travel & Leisure Co. 4.50%, 12/01/2029(a)		52	44,883
4.625%, 03/01/2030(a)		12	10,275
6.625%, 07/31/2026(a)		249	247,171
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		70	64,912
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		184	173,788
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	76,737
7.75%, 04/15/2025(a)		3	3,010

			3,321,619

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		146	128,103
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,016
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	19,015
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	113	129,271
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	96	87,446

			368,851

Consumer Cyclical - Retailers – 3.6%
Arko Corp. 5.125%, 11/15/2029(a)		99	78,407
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		99	87,472
5.00%, 02/15/2032(a)		26	22,458
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		117	114,329
6.75%, 07/01/2036		48	43,397
6.875%, 11/01/2035		128	117,462
7.50%, 06/15/2029		17	17,244
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (b)		28	20,905
Carvana Co. 5.50%, 04/15/2027(a)		39	17,551
5.875%, 10/01/2028(a)		114	49,640

	Principal Amount (000)		U.S. $ Value

FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	11	$10,098
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	23,327
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	62,197
Levi Strauss & Co. 3.50%, 03/01/2031(a)		71	60,014
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		221	185,261
7.875%, 05/01/2029(a)		58	44,059
Murphy Oil USA, Inc. 5.625%, 05/01/2027		2	2,289
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		216	207,230
Penske Automotive Group, Inc. 3.75%, 06/15/2029		80	67,965
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		250	246,489
Rite Aid Corp. 7.50%, 07/01/2025(a)		17	11,212
8.00%, 11/15/2026(a)		263	146,604
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	95,647
4.875%, 11/15/2031(a)		115	91,652
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		406	365,630
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	16,338
Staples, Inc. 7.50%, 04/15/2026(a)		206	182,888
10.75%, 04/15/2027(a)		61	46,214
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		33	32,261
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	17,398
William Carter Co. (The) 5.625%, 03/15/2027(a)		37	36,102

			2,519,740

Consumer Non-Cyclical – 9.1%
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		10	8,219
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		346	298,444
4.875%, 02/15/2030(a)		100	92,174
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	31,115

	Principal Amount (000)		U.S. $ Value

Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)	U.S.$	196	$125,815
5.00%, 02/15/2029(a)		20	8,950
6.25%, 02/15/2029(a)		31	14,341
CAB SELAS 3.375%, 02/01/2028(a)	EUR	182	165,230
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)	U.S.$	14	11,617
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	70,767
Chrome Bidco SASU 3.50%, 05/31/2028(a)	EUR	200	180,404
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	20	15,365
5.25%, 05/15/2030(a)		498	401,379
5.625%, 03/15/2027(a)		17	15,046
6.00%, 01/15/2029(a)		14	12,294
6.875%, 04/01/2028(a)		138	84,234
6.875%, 04/15/2029(a)		126	79,651
8.00%, 03/15/2026(a)		44	42,719
DaVita, Inc. 3.75%, 02/15/2031(a)		154	119,718
4.625%, 06/01/2030(a)		212	178,604
Elanco Animal Health, Inc. 6.40%, 08/28/2028		141	138,514
Embecta Corp. 5.00%, 02/15/2030(a)		197	162,232
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	52,994
Garden Spinco Corp. 8.625%, 07/20/2030(a)		82	88,152
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	100	92,221
Gruenenthal GmbH 3.625%, 11/15/2026(a)		100	100,064
4.125%, 05/15/2028(a)		239	236,444
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)	U.S.$	99	89,246
4.875%, 05/15/2028(a)		17	16,446
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		107	93,545
6.75%, 04/15/2025(a)		102	99,408
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		424	284,072
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		2	1,147
Medline Borrower LP 3.875%, 04/01/2029(a)		164	140,325
5.25%, 10/01/2029(a)		425	356,669
ModivCare, Inc. 5.875%, 11/15/2025(a)		24	23,226

	Principal Amount (000)		U.S. $ Value

Nidda Healthcare Holding GmbH 7.50%, 08/21/2026(a)	EUR	270	$286,305
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		100	95,159
Performance Food Group, Inc. 4.25%, 08/01/2029(a)	U.S.$	75	66,905
Perrigo Finance Unlimited Co. 4.40%, 06/15/2030		219	191,778
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	100	98,625
Post Holdings, Inc. 4.50%, 09/15/2031(a)	U.S.$	125	107,810
4.625%, 04/15/2030(a)		58	51,042
5.50%, 12/15/2029(a)		100	92,784
5.75%, 03/01/2027(a)		14	13,805
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		29	25,338
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6	3,629
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	21,022
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		316	257,797
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		193	155,647
5.75%, 07/15/2025		3	2,977
Tenet Healthcare Corp. 4.375%, 01/15/2030		153	136,171
6.125%, 10/01/2028		131	122,001
6.125%, 06/15/2030(a)		149	144,722
6.25%, 02/01/2027(a)		51	49,981
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		222	176,090
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		342	309,729
US Renal Care, Inc. 10.625%, 07/15/2027(a)		80	26,198

			6,366,306

Energy – 3.7%
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		63	60,637
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		23	23,354
Callon Petroleum Co. 8.25%, 07/15/2025		8	8,000
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		72	72,536
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,686
7.00%, 06/15/2025(a)		50	49,600

	Principal Amount (000)		U.S. $ Value

Civitas Resources, Inc. 5.00%, 10/15/2026(a)	U.S.$	58	$54,292
CNX Resources Corp. 6.00%, 01/15/2029(a)		37	34,194
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	53,437
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		89	85,418
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		86	80,672
EnLink Midstream Partners LP Series C 8.879% (LIBOR 3 Month + 4.11%), 03/03/2023(h) (j)		102	85,707
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		65	56,991
4.75%, 01/15/2031(a)		119	100,802
5.50%, 07/15/2028		18	16,606
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		7	6,705
6.50%, 10/01/2025		24	23,587
7.75%, 02/01/2028		28	27,111
8.00%, 01/15/2027		56	55,284
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	90,535
7.00%, 08/01/2027		21	20,264
Gulfport Energy Corp. 6.00%, 10/15/2024(e)		128	81
6.375%, 05/15/2025(e)		24	15
6.375%, 01/15/2026(e)		30	19
6.625%, 05/01/2023(e)		4	3
8.00%, 05/17/2026(a)		29	28,655
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		17	14,902
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		5	4,651
ITT Holdings LLC 6.50%, 08/01/2029(a)		227	197,340
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		48	46,625
Murphy Oil Corp. 6.125%, 12/01/2042		21	17,205
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		27	26,257
7.50%, 01/15/2028(a)		37	35,259
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		47	47,061
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		77	73,871

	Principal Amount (000)			U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	64		$60,799
NuStar Logistics LP 6.375%, 10/01/2030		17		16,380
Occidental Petroleum Corp. 5.50%, 12/01/2025		28		28,183
5.55%, 03/15/2026		272		274,955
6.125%, 01/01/2031		46		48,088
6.20%, 03/15/2040		69		69,627
8.50%, 07/15/2027		42		46,467
8.875%, 07/15/2030		42		49,393
PDC Energy, Inc. 5.75%, 05/15/2026		51		49,321
Southwestern Energy Co. 5.70%, 01/23/2025		32		31,750
8.375%, 09/15/2028		10		10,501
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		150		145,982
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		40		36,002
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		16		15,684
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		14		12,752
6.00%, 09/01/2031(a)		7		6,311
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		107		108,368
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		20		20,677
Transocean, Inc. 6.80%, 03/15/2038		0	**	118
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		69		61,222
Weatherford International Ltd. 11.00%, 12/01/2024(a)		2		2,061

				2,608,003

Other Industrial – 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		35		31,951
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	153		141,460
3.875%, 03/15/2028(a)		100		99,825

				273,236

	Principal Amount (000)		U.S. $ Value

Services – 4.7%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)	U.S.$	87	$77,784
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(a)		51	48,720
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, 06/01/2028(a)		200	170,697
4.875%, 06/01/2028(a)	GBP	100	101,744
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	194	148,724
Aptim Corp. 7.75%, 06/15/2025(a)		76	54,126
APX Group, Inc. 5.75%, 07/15/2029(a)		44	38,107
6.75%, 02/15/2027(a)		43	42,156
Aramark Services, Inc. 5.00%, 02/01/2028(a)		152	143,400
Block, Inc. 2.75%, 06/01/2026		118	107,281
3.50%, 06/01/2031		100	83,902
Elior Group SA 3.75%, 07/15/2026(a)	EUR	100	90,586
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	151	138,167
9.50%, 11/01/2027(a)		71	70,434
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		134	93,140
Monitronics International, Inc. 9.125%, 04/01/2020(c) (d) (e) (f)		14	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		193	160,318
5.75%, 11/01/2028(a)		312	226,599
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		242	235,508
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		105	93,418
6.25%, 01/15/2028(a)		169	160,261
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	236	217,218
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)	U.S.$	12	11,911
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		101	99,802
9.25%, 04/15/2025(a)		65	66,384
11.25%, 12/15/2027(a)		110	116,595
Service Corp. International/US 3.375%, 08/15/2030		22	18,576
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		27	27,123
Verisure Holding AB 3.875%, 07/15/2026(a)	EUR	139	139,996

	Principal Amount (000)		U.S. $ Value

Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	137	$137,612
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		17	15,738
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		186	162,659

			3,298,686

Technology – 3.4%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	31,280
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		42	34,661
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		44	43,711
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	141	140,021
CommScope, Inc. 4.75%, 09/01/2029(a)	U.S.$	28	23,256
6.00%, 03/01/2026(a)		128	122,727
8.25%, 03/01/2027(a)		29	24,657
Elastic NV 4.125%, 07/15/2029(a)		17	14,519
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		164	157,533
Gen Digital, Inc. 6.75%, 09/30/2027(a)		194	196,719
GoTo Group, Inc. 5.50%, 09/01/2027(a)		148	74,552
Imola Merger Corp. 4.75%, 05/15/2029(a)		40	34,814
NCR Corp. 5.00%, 10/01/2028(a)		86	76,498
5.125%, 04/15/2029(a)		209	181,849
5.75%, 09/01/2027(a)		27	26,340
Playtika Holding Corp. 4.25%, 03/15/2029(a)		50	41,542
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		125	116,456
8.25%, 02/01/2028(a)		193	185,565
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		341	205,026
5.375%, 12/01/2028(a)		109	40,091
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,058
Seagate HDD Cayman 4.091%, 06/01/2029		117	103,952
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		102	87,071
TeamSystem SpA 3.50%, 02/15/2028(a)	EUR	150	142,768

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	305	$201,196
Virtusa Corp. 7.125%, 12/15/2028(a)		37	31,088
Xerox Corp. 4.625%, 03/15/2023		2	1,993

			2,353,943

Transportation - Airlines – 1.0%
Air Canada 3.875%, 08/15/2026(a)		25	23,131
Allegiant Travel Co. 7.25%, 08/15/2027(a)		38	37,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		183	179,273
5.75%, 04/20/2029(a)		161	155,612
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		186	178,249
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		96	98,695
United Airlines, Inc. 4.625%, 04/15/2029(a)		22	20,073

			692,235

Transportation - Services – 1.6%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	195,522
Atlantia SpA 1.875%, 02/12/2028(a)	EUR	153	143,383
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)	U.S.$	157	140,454
5.75%, 07/15/2027(a)		22	20,690
BCP V Modular Services Finance PLC 6.75%, 11/30/2029	EUR	113	97,362
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	183	162,594
5.00%, 12/01/2029(a)		76	62,113
Kapla Holding SAS 3.375%, 12/15/2026(a)	EUR	149	145,602
Loxam SAS 4.50%, 02/15/2027		113	116,275
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	32	27,121

			1,111,116

			42,471,022

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 4.3%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(j)	U.S.$	28	$21,490
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		103	93,420
7.00%, 01/15/2026(a)		22	20,234
Credit Suisse Group AG 5.25%, 02/11/2027(a) (j)		200	150,609
Societe Generale SA 8.00%, 09/29/2025(a) (j)		3	3,036

			288,789

Brokerage – 0.2%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		87	89,902
AG Issuer LLC 6.25%, 03/01/2028(a)		36	34,020
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	9,482
NFP Corp. 7.50%, 10/01/2030(a)		10	9,543

			142,947

Finance – 1.6%
Aircastle Ltd. 5.25%, 06/15/2026(a) (j)		31	25,439
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	89,359
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		32	27,112
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		55	49,525
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		214	97,103
Enova International, Inc. 8.50%, 09/01/2024(a)		13	12,719
8.50%, 09/15/2025(a)		131	124,628
goeasy Ltd. 5.375%, 12/01/2024(a)		63	60,375
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		200	170,812
Navient Corp. 5.625%, 08/01/2033		151	118,210
6.125%, 03/25/2024		115	114,743
7.25%, 09/25/2023		35	35,149
SLM Corp. 3.125%, 11/02/2026		78	68,873

	Principal Amount (000)		U.S. $ Value

Synchrony Financial 7.25%, 02/02/2033	U.S.$	103	$102,869

			1,096,916

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		19	15,671
10.125%, 08/01/2026(a)		40	40,188

			55,859

Other Finance – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	128,942
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		54	34,828
3.625%, 10/01/2031(a)		78	45,329
Intrum AB 3.50%, 07/15/2026(a)	EUR	100	95,366
Motion Finco SARL 7.00%, 05/15/2025(a)		132	145,166

			449,631

REITs – 1.4%
ADLER Group SA 2.75%, 11/13/2026(a)		100	44,610
Aedas Homes Opco SLU 4.00%, 08/15/2026		111	106,300
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	137	120,602
5.75%, 05/15/2026(a)		2	1,886
Diversified Healthcare Trust 4.75%, 02/15/2028		55	33,486
9.75%, 06/15/2025		46	45,143
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		198	169,739
4.875%, 09/15/2029(a)		69	62,367
5.25%, 07/15/2030(a)		25	22,626
Service Properties Trust 4.50%, 06/15/2023		25	24,844
7.50%, 09/15/2025		247	243,294
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	91,597

			966,494

			3,000,636

Utility – 0.9%
Electric – 0.6%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	100	92,354
5.125%, 03/15/2028(a)		96	86,900

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a) (j)	U.S.$	28	$26,358
8.00%, 10/15/2026(a) (j)		29	28,405
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		103	90,662
5.50%, 09/01/2026(a)		78	75,988

			400,667

Natural Gas – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		14	13,194
5.875%, 08/20/2026		11	10,625
UGI International LLC 2.50%, 12/01/2029(a)	EUR	261	230,525

			254,344

			655,011

Total Corporates - Non-Investment Grade (cost $50,185,603)			46,126,669

CORPORATES - INVESTMENT GRADE – 14.4%
Industrial – 7.7%
Basic – 0.9%
ArcelorMittal SA 7.00%, 10/15/2039	U.S.$	25	26,841
Arconic Corp. 6.00%, 05/15/2025(a)		20	19,900
Celanese US Holdings LLC 5.90%, 07/05/2024		43	43,251
6.05%, 03/15/2025		43	43,336
CF Industries, Inc. 5.15%, 03/15/2034		23	22,721
Freeport-McMoRan, Inc. 5.25%, 09/01/2029		104	103,167
5.40%, 11/14/2034		99	98,694
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	178	174,159
Olin Corp. 5.625%, 08/01/2029	U.S.$	135	131,605

			663,674

Capital Goods – 0.1%
General Electric Co. Series D 8.099% (LIBOR 3 Month + 3.33%), 03/15/2023(h) (j)		40	39,976
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,069

	Principal Amount (000)		U.S. $ Value

Regal Rexnord Corp. 6.30%, 02/15/2030(a)	U.S.$	27	$27,490
6.40%, 04/15/2033(a)		32	32,770

			104,305

Communications - Media – 1.0%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		314	284,409
Discovery Communications LLC 4.125%, 05/15/2029		12	11,027
Netflix, Inc. 4.375%, 11/15/2026		25	24,850
4.875%, 04/15/2028		286	285,757
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		47	44,036
4.279%, 03/15/2032(a)		65	57,806

			707,885

Communications - Telecommunications – 0.9%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		21	20,434
Level 3 Financing, Inc. 3.875%, 11/15/2029(a)		86	69,673
Sprint Capital Corp. 8.75%, 03/15/2032		357	440,781
Sprint LLC 7.875%, 09/15/2023		73	74,083

			604,971

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(a)		78	72,962
5.875%, 12/15/2027(a)		66	66,084

			139,046

Consumer Cyclical - Other – 0.6%
MDC Holdings, Inc. 6.00%, 01/15/2043		87	77,024
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		300	245,667
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	90,759

			413,450

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 4.50%, 12/15/2034		225	165,218
5.875%, 03/15/2030(a)		45	41,107
6.125%, 03/15/2032(a)		37	33,152

			239,477

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 1.2%
BAT Capital Corp. 7.75%, 10/19/2032	U.S.$	70	$78,115
BAT International Finance PLC 4.448%, 03/16/2028		116	110,810
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	37,490
HCA, Inc. 5.375%, 09/01/2026		33	33,191
5.625%, 09/01/2028		35	35,587
Newell Brands, Inc. 4.45%, 04/01/2026		190	180,483
4.875%, 06/01/2025		12	11,725
5.75%, 04/01/2046		27	22,481
6.375%, 09/15/2027		35	35,189
6.625%, 09/15/2029		35	35,482
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		148	120,466
5.875%, 09/30/2027(a)		136	134,892

			835,911

Energy – 1.8%
Antero Resources Corp. 7.625%, 02/01/2029(a)		3	3,073
Apache Corp. 5.10%, 09/01/2040		326	284,340
Cenovus Energy, Inc. 5.40%, 06/15/2047		2	1,931
6.75%, 11/15/2039		1	1,601
Continental Resources, Inc./OK 4.90%, 06/01/2044		16	12,753
5.75%, 01/15/2031(a)		28	27,486
EnLink Midstream Partners LP 5.60%, 04/01/2044		14	11,726
EQT Corp. 3.90%, 10/01/2027		118	111,902
6.125%, 02/01/2025		70	70,793
Hess Corp. 7.30%, 08/15/2031		36	40,369
Marathon Oil Corp. 6.80%, 03/15/2032		34	36,521
Var Energi ASA 7.50%, 01/15/2028(a)		200	210,140
8.00%, 11/15/2032(a)		200	216,904
Western Midstream Operating LP 3.95%, 06/01/2025		26	24,914
4.30%, 02/01/2030		49	44,860
4.65%, 07/01/2026		41	39,537
4.75%, 08/15/2028		12	11,413
5.45%, 04/01/2044		26	22,866
5.50%, 02/01/2050		84	72,884

			1,246,013

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	5	$5,087

Technology – 0.3%
Broadcom, Inc. 4.00%, 04/15/2029(a)		16	14,977
4.15%, 04/15/2032(a)		63	57,539
HP, Inc. 5.50%, 01/15/2033		91	89,389
MSCI, Inc. 4.00%, 11/15/2029(a)		25	22,797
Western Digital Corp. 2.85%, 02/01/2029		14	11,415

			196,117

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	43,758
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		211	212,822

			256,580

			5,412,516

Financial Institutions – 6.4%
Banking – 5.0%
AIB Group PLC 7.583%, 10/14/2026(a)		200	206,724
Ally Financial, Inc. Series B 4.70%, 05/15/2026(j)		164	134,882
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		200	202,279
Barclays PLC 8.00%, 03/15/2029(j)		200	200,586
BNP Paribas SA 4.625%, 02/25/2031(a) (j)		200	164,066
Citigroup, Inc. Series W 4.00%, 12/10/2025(j)		18	16,789
Series Y 4.15%, 11/15/2026(j)		46	41,112
Credit Suisse Group AG 6.373%, 07/15/2026(a)		250	242,533
Deutsche Bank AG/New York NY 6.72%, 01/18/2029		160	168,060
Discover Financial Services 6.70%, 11/29/2032		58	61,980
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		37	36,766

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) Series P 7.466% (LIBOR 3 Month + 2.87%), 03/03/2023(h) (j)	U.S.$	46	$45,535
HSBC Holdings PLC 4.762%, 03/29/2033		203	187,144
7.336%, 11/03/2026		200	210,883
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		350	361,149
Lloyds Banking Group PLC 6.00%, 06/07/2032(j)	GBP	8	9,076
7.953%, 11/15/2033	U.S.$	200	227,948
NatWest Group PLC 7.472%, 11/10/2026		205	216,668
Santander UK Group Holdings PLC 6.833%, 11/21/2026		353	364,839
Standard Chartered PLC 7.776%, 11/16/2025(a)		273	284,489
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(j)		111	102,245

			3,485,753

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(j)		20	19,913
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		12	10,739

			30,652

Finance – 0.4%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)		50	44,397
Aircastle Ltd. 2.85%, 01/26/2028(a)		2	1,741
5.25%, 08/11/2025(a)		148	144,809
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,778
3.50%, 11/01/2027(a)		18	16,125
4.125%, 08/01/2025(a)		16	15,094
4.375%, 01/30/2024(a)		36	35,334
4.875%, 10/01/2025(a)		6	5,730

			265,008

Insurance – 0.2%
ACE Capital Trust II 9.70%, 04/01/2030		20	25,200
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	61,144

	Principal Amount (000)		U.S. $ Value

Prudential Financial, Inc. 5.20%, 03/15/2044	U.S.$	20	$19,609
5.625%, 06/15/2043		50	49,645

			155,598

REITs – 0.8%
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031		314	221,233
4.625%, 08/01/2029		21	16,332
5.00%, 10/15/2027		122	103,161
Office Properties Income Trust 3.45%, 10/15/2031		59	41,083
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		93	92,886
5.75%, 02/01/2027(a)		59	58,719

			533,414

			4,470,425

Utility – 0.3%
Electric – 0.3%
Enel Finance International NV 7.50%, 10/14/2032(a)		200	224,530

Total Corporates - Investment Grade (cost $10,190,315)			10,107,471

GOVERNMENTS - TREASURIES – 5.2%
Mexico – 0.1%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	57,868
Series M 20 10.00%, 12/05/2024		480	25,507

			83,375

United States – 5.1%
U.S. Treasury Bonds 4.50%, 05/15/2038	U.S.$	488	540,445
U.S. Treasury Notes 2.625%, 05/31/2027		1,526	1,459,953
3.875%, 09/30/2029		1,578	1,601,670

			3,602,068

Total Governments - Treasuries (cost $3,653,050)			3,685,443

BANK LOANS – 3.3%
Industrial – 3.0%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.980% (LIBOR 3 Month + 4.25%), 05/17/2028(k)		98	78,388

	Principal Amount (000)			U.S. $ Value

Apex Tool Group, LLC 9.828% (SOFR 1 Month + 5.25%), 02/08/2029(k)	U.S.$	45		$38,954
Chariot Buyer, LLC 7.820% (LIBOR 1 Month + 3.25%), 11/03/2028(k)		20		19,091
Granite US Holdings Corporation 8.750% (LIBOR 3 Month + 4.00%), 09/30/2026(k)		54		54,151

				190,584

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 9.288% (LIBOR 3 Month + 4.50%), 10/28/2027(k)		37		31,037
Clear Channel Outdoor Holdings, Inc. 8.070% (LIBOR 1 Month + 3.50%), 08/21/2026(k)		0	**	29
8.325% (LIBOR 3 Month + 3.50%), 08/21/2026(k)		12		10,996
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 7.570% (LIBOR 1 Month + 3.00%), 05/01/2026(k)		18		17,446
Univision Communications, Inc. 7.320% (LIBOR 1 Month + 2.75%), 03/15/2024(k)		10		9,904

				69,412

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 9.316% (LIBOR 1 Month + 4.75%), 04/27/2027(k)		56		55,801
DIRECTV Financing, LLC 9.570% (LIBOR 1 Month + 5.00%), 08/02/2027(k)		53		52,291
Proofpoint, Inc. 10.985% (LIBOR 3 Month + 6.25%), 08/31/2029(k)		120		115,200
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(k)		98		96,024

				319,316

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 7.820% (LIBOR 1 Month + 3.25%), 04/30/2026(k)		42		42,057

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 7.625% (LIBOR 1 Month + 3.00%), 08/25/2028(k)	U.S.$	116	$115,205

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 01/20/2030(l)		10	9,986
Caesars Resort Collection, LLC 7.320% (LIBOR 1 Week + 2.75%), 12/23/2024(k)		28	28,174
Flutter Entertainment PLC 6.980% (LIBOR 3 Month + 2.25%), 07/21/2026(k)		4	4,043

			42,203

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 7.134% (LIBOR 1 Month + 2.75%), 02/05/2025(k)		6	5,939

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 8.320% (LIBOR 1 Month + 3.75%), 03/06/2028(k)		17	16,254
Restoration Hardware, Inc. 7.911% (SOFR 1 Month + 3.25%), 10/20/2028(k)		70	67,818

			84,072

Consumer Non-Cyclical – 0.4%
Gainwell Acquisition Corp. 8.730% (LIBOR 3 Month + 4.00%), 10/01/2027(k)		39	38,217
Kronos Acquisition Holdings, Inc. 8.485% (LIBOR 3 Month + 3.75%), 12/22/2026(k)		39	38,047
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.575% (LIBOR 3 Month + 3.75%), 11/16/2025(k)		27	26,520
PetSmart, LLC 8.411% (SOFR 1 Month + 3.75%), 02/11/2028(k)		79	78,160
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 9.875% (LIBOR 1 Month + 5.25%), 12/15/2027(k)		88	84,287

			265,231

Energy – 0.4%
GIP II Blue Holding, L.P. 9.230% (LIBOR 3 Month + 4.50%), 09/29/2028(k)		202	201,448
Parkway Generation, LLC 9.430% (SOFR 1 Month + 4.75%), 02/18/2029(k)		110	108,442

			309,890

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.068% (LIBOR 3 Month + 6.25%), 10/20/2028(k)	U.S.$	82	$75,087
Dealer Tire Financial, LLC 9.061% (SOFR 1 Month + 4.50%), 12/14/2027(k)		13	12,644
9.170% (SOFR 3 Month + 4.50%), 12/14/2027(k)		7	6,800
FCG Acquisitions, Inc. 11.480% (LIBOR 3 Month + 6.75%), 03/30/2029(k)		30	28,050
Rockwood Service Corporation 8.820% (LIBOR 1 Month + 4.25%), 01/23/2027(k)		3	3,231

			125,812

Services – 0.1%
Amentum Government Services Holdings, LLC 8.170% (LIBOR 3 Month + 4.00%), 01/29/2027(d) (k)		5	4,818
8.570% (LIBOR 1 Month + 4.00%), 01/29/2027(k)		15	14,470
Garda World Security Corporation 8.930% (LIBOR 3 Month + 4.25%), 10/30/2026(k)		58	57,515
Verscend Holding Corp. 8.570% (LIBOR 1 Month + 4.00%), 08/27/2025(k)		26	25,710

			102,513

Technology – 0.6%
Ascend Learning, LLC 10.320% (LIBOR 1 Month + 5.75%), 12/10/2029(k)		50	43,232
Banff Guarantor, Inc. 10.070% (LIBOR 1 Month + 5.50%), 02/27/2026(d) (k)		50	47,000
Boxer Parent Company, Inc. 8.320% (LIBOR 1 Month + 3.75%), 10/02/2025(k)		57	56,035
Endurance International Group Holdings, Inc. 7.884% (LIBOR 1 Month + 3.50%), 02/10/2028(k)		73	68,821

	Principal Amount (000)			U.S. $ Value

FINThrive Software Intermediate Holdings, Inc. 11.320% (LIBOR 1 Month + 6.75%), 12/17/2029(d) (k)	U.S.$	50		$34,188
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.50%), 11/03/2027(k)		122		47,314
Peraton Corp. 8.320% (LIBOR 1 Month + 3.75%), 02/01/2028(k)		32		32,287
Playtika Holding Corp. 7.320% (LIBOR 1 Month + 2.75%), 03/13/2028(k)		59		58,374
Presidio Holdings, Inc. 8.070% (LIBOR 1 Month + 3.50%), 01/22/2027(d) (k)		1		593
8.330% (LIBOR 3 Month + 3.50%), 01/22/2027(k)		14		14,220
Veritas US, Inc. 9.730% (LIBOR 3 Month + 5.00%), 09/01/2025(k)		83		55,902

				457,966

				2,130,200

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(k)		30		29,651

Insurance – 0.2%
Cross Financial Corp. 8.625% (LIBOR 1 Month + 4.00%), 09/15/2027(k)		44		43,846
Hub International Limited 7.949% (LIBOR 2 Month + 3.25%), 04/25/2025(k)		0	**	168
8.058% (LIBOR 3 Month + 3.25%), 04/25/2025(k)		66		65,959

				109,973

				139,624

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 8.320% (LIBOR 1 Month + 3.75%), 11/09/2026(k)		49		47,730

Total Bank Loans (cost $2,485,198)				2,317,554

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.5%
Industrial – 1.5%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)	U.S.$	91	$82,099

Communications - Telecommunications – 0.2%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	172,050

Consumer Cyclical - Other – 0.9%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		236	202,370
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		221	199,176
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	193,000

			594,546

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d) (f)	ZAR	1	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2023(b) (f) (g)	U.S.$	1	1

			1

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50%, 10/31/2024(e) (f) (g) (m)		2	0
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (e) (f) (g)		96	10

			10

Technology – 0.3%
CA Magnum Holdings 5.375%, 10/31/2026(a)		200	184,000

			1,032,706

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(g)		28	26,634

Total Emerging Markets - Corporate Bonds (cost $1,219,508)			1,059,340

	Shares

COMMON STOCKS – 0.5%
Energy – 0.2%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d) (e) (f)		21,027	0
CHC Group LLC(e)		468	1
Diamond Offshore Drilling, Inc.(a) (e)		1,142	13,087
Vantage Drilling International(e)		118	1,652

			14,740

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.	2,975	$27,370
Civitas Resources, Inc.	523	34,806
Denbury, Inc.(e)	339	29,418
Edcon Ltd.(d) (e) (f)	8,218	0
Global Partners LP/MA	1,004	37,138
SandRidge Energy, Inc.(e)	5	79

		128,811

		143,551

Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc.(d) (e) (f)	3,584	82,432

Consumer Discretionary – 0.1%
Diversified Consumer Services – 0.0%
Monitronics International, Inc.(e)	262	39

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(e)	151	7,861

Multiline Retail – 0.1%
ATD New Holdings, Inc.(d) (e)	1,009	61,751
K201640219 South Africa Ltd. A Shares(d) (e) (f)	191,574	0
K201640219 South Africa Ltd. B Shares(d) (e) (f)	30,276	0

		61,751

		69,651

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(d) (e) (f)	402	0
Intelsat SA/Luxembourg(d) (e)	1,932	44,275

		44,275

Media – 0.0%
DISH Network Corp. - Class A(e)	100	1,439
iHeartMedia, Inc. - Class A(e)	1,045	8,099

		9,538

		53,813

Industrials – 0.0%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(e)	49	2,375

Electrical Equipment – 0.0%
Exide Corp.(d) (e) (f)	7	2,450

		4,825

Company	Shares		U.S. $ Value

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(e)		91	$683

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.		6	235

Total Common Stocks (cost $567,295)			355,190

PREFERRED STOCKS – 0.2%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%(d) (f) (g)		39	28,275

Energy – 0.0%
Gulfport Energy Corp. 10.00%(d) (e)		4	18,400

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	38,760

			85,435

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	31,755

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	9,506

Total Preferred Stocks (cost $93,585)			126,696

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.756% (LIBOR 1 Month + 4.25%), 11/25/2023(h)	U.S.$	18	18,597
Series 2014-HQ2, Class M3 8.256% (LIBOR 1 Month + 3.75%), 09/25/2024(h)		21	21,227

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 8.906% (LIBOR 1 Month + 4.40%), 01/25/2024(h)	U.S.$	4	$4,301

			44,125

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4	2,001
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		4	1,646

			3,647

Total Collateralized Mortgage Obligations (cost $50,078)			47,772

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.481%, 07/10/2047(a)		15	13,174
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.055%, 01/10/2047(a)		12	4,370
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.883%, 01/15/2047(a)		29	27,222

Total Commercial Mortgage-Backed Securities (cost $54,297)			44,766

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $21,078)	ZAR	283	16,243

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d) (cost $0)		3,442	4,072

SHORT-TERM INVESTMENTS – 8.0%
Investment Companies – 8.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(n) (o) (p) (cost $5,603,733)		5,603,733	5,603,733

U.S. $ Value

Total Investments – 99.2% (cost $74,123,740)(q)	$69,494,949
Other assets less liabilities – 0.8%	525,540

Net Assets – 100.0%	$70,020,489

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-OAT Futures	1	March 2023	$142,982	$4,892

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	EUR	158	USD	171	02/27/2023	$(463)
Brown Brothers Harriman & Co.	USD	97	EUR	92	02/27/2023	2,710
Brown Brothers Harriman & Co.	USD	151	EUR	138	02/27/2023	(122)
Brown Brothers Harriman & Co.	MXN	1,170	USD	62	03/16/2023	25
Brown Brothers Harriman & Co.	GBP	204	USD	250	03/24/2023	(2,213)
UBS AG	EUR	6,196	USD	6,541	02/27/2023	(205,698)

						$(205,761)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$3,123	$—	$3,123
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	132,263	(8,311)	140,574
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	56,721	5,398	51,323
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	46,315	7,434	38,881
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	9,999	—	9,999
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	7,361	—	7,361

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	$59,948	$32,362	$27,586
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	(236,022)	16,658	(252,680)
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	22,364	112	22,252
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	31,441	—	31,441

						$133,513	$53,653	$79,860

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	123	$45,330	$14,187	$31,143
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	7.50	USD	119	28,968	11,033	17,935
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	4.28	EUR	70	984	1,746	(762)
Credit Suisse International
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	20	(7,303)	(2,256)	(5,047)
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	47	(17,377)	(4,980)	(12,397)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	156	(37,643)	(9,898)	(27,745)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(11,203)	(2,869)	(8,334)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.38	USD	10	373	114	259

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	1.38%	USD	20	$746	$357	$389
CDX-CMBX.NA.BB- Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	111	(41,025)	(18,452)	(22,573)

						$(38,150)	$(11,018)	$(27,132)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	1 Day SOFR	Maturity	USD	607	06/20/2023	$23,853

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $44,561,673 or 63.6% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2023.
(c)	Defaulted matured security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP		$29,328	$28,275	0.04%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Intelsat Jackson Holdings SA 8.50%, 10/15/2024	09/05/2018-04/17/2019	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2023	03/13/2015-06/30/2021	51	1	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	$36,767	$0	0.00%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018 06/04/2019	28,001	26,634	0.04%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019-10/31/2020	4,111	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	10	0.00%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(i)	Convertible security.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the PRIME/SOFR or the LIBOR/PRIME/SOFR floor rate plus spread at January 31, 2023.
(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(m)	Defaulted.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,616,934 and gross unrealized depreciation of investments was $(6,370,013), resulting in net unrealized depreciation of $(4,753,079).

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

USD – United States Dollar

ZAR – South African Rand

Glossary:

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB High Yield Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$46,123,337	$3,332	#	$46,126,669
Corporates - Investment Grade	164,066	9,943,405	-0-		10,107,471
Government - Treasuries	-0-	3,685,443	-0-		3,685,443
Bank Loans	-0-	2,202,265	115,289		2,317,554
Emerging Markets – Corporate Bonds	-0-	1,059,330 #	10	#	1,059,340
Common Stocks	164,281	1	190,908	#	355,190
Preferred Stocks	48,266	31,755	46,675		126,696
Collateralized Mortgage Obligations	-0-	47,772	-0-		47,772
Commercial Mortgage-Backed Securities	-0-	44,766	-0-		44,766
Emerging Markets - Treasuries	-0-	16,243	-0-		16,243
Rights	-0-	-0-	4,072		4,072
Short-Term Investments:
Investment Companies	5,603,733	-0-	-0-		5,603,733

Total Investments in Securities	5,980,346	63,154,317	360,286		69,494,949
Other Financial Instruments*:
Assets
Futures	4,892	-0-	-0-		4,892
Forward Currency Exchange Contracts	-0-	2,735	-0-		2,735
Centrally Cleared Interest Rate Swaps	-0-	369,535	-0-		369,535
Credit Default Swaps	-0-	76,401	-0-		76,401
Total Return Swaps	-0-	23,853	-0-		23,853
Liabilities
Forward Currency Exchange Contracts	-0-	(208,496)	-0-		(208,496)
Centrally Cleared Interest Rate Swaps	-0-	(236,022)	-0-		(236,022)
Credit Default Swaps	-0-	(114,551)	-0-		(114,551)

Total	$5,985,238	$63,067,772	$360,286		$69,413,296

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,336	$16,190	$15,922	$5,604	$47